BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Disaggregation of Revenue
The following table presents the Company’s revenues disaggregated by product categories (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Sweeteners and adjacencies	$96,857	$80,749	$165,863	$173,759
Licorice products	50,311	47,579	106,260	117,206
Total product revenues, net	$147,168	$128,328	$272,123	$290,965
The following table presents revenues disaggregated by business and geographic region (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Branded CPG:
North America	$40,273	$29,926	$59,945	$59,007
Europe, Middle East and Africa	41,855	35,360	75,974	81,978
Asia-Pacific	8,428	9,584	17,772	17,035
Latin America	6,301	5,879	12,172	15,739
Flavors & Ingredients	50,311	47,579	106,260	117,206
Total product revenues, net	$147,168	$128,328	$272,123	$290,965